Bank loans - Narrative (Details)				6 Months Ended
	May 21, 2025 CNY (¥)	Mar. 21, 2025 CNY (¥)	Aug. 30, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Bank loans
Proceeds from bank loans				¥ 7,740,000	$ 1,080,462
Repayments of bank loans				1,000,000	$ 139,595	¥ 1,000,000
Short-term bank loans				9,740,000			$ 1,359,652	¥ 4,000,000
Due August 25, 2025
Bank loans
Amount of loan borrowed			¥ 4,000,000
Debt instrument term			12 months
Fixed interest rate			3.35%
Repayments of bank loans	¥ 1,000,000
Short-term bank loans				¥ 3,000,000			$ 418,784
Due March 21, 2028
Bank loans
Proceeds from bank loans		¥ 1,000,000
Debt instrument term		3 years
Fixed interest rate		3.05%
Short-term bank loans	¥ 3,000,000